CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Balance Sheet
Condensed Balance Sheets

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	13,774	13,979	2,008
Due from subsidiaries of the Group	47,096	52,910	7,600
Prepayments and other current assets	8,682	8,648	1,242
Total current assets	69,552	75,537	10,850
Non-current assets:
Investment in subsidiaries	436,925	636,322	91,402
Total non-current assets	436,925	636,322	91,402
Total assets	506,477	711,859	102,252
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other liabilities	3,367	3,714	534
Amount due to a subsidiary of the Group	47,355	99,249	14,256
Total current liabilities	50,722	102,963	14,790
Total liabilities	50,722	102,963	14,790
Shareholders’ equity:
Ordinary shares (US$0.01 par value; 200,000,000 and 200,000,000 shares authorized, 113,779,244 and 112,755,320 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	7,074	6,946	998
Additional paid-in capital	600,011	583,262	83,780
Treasury shares, at cost	(23,460)	—	—
Accumulated deficit	(170,329)	(22,229)	(3,193)
Accumulated other comprehensive income	42,459	40,917	5,877
Total shareholders’ equity	455,755	608,896	87,462
Total liabilities and shareholders’ equity	506,477	711,859	102,252

Condensed Statement of Comprehensive Income/(Loss)
Condensed Statements of Comprehensive (Loss)/Income

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
General and administrative expenses	—	(8,400)	(5,600)	(804)
Operating loss	—	(8,400)	(5,600)	(804)
Equity in (loss)/profit of subsidiaries and the VIEs	(54,676)	138,698	153,668	22,072
Interest income	6,702	22	32	5
Others, net	—	12,638	—	—
(Loss)/income before income tax expense	(47,974)	142,958	148,100	21,273
Income tax expense	—	—	—	—
Net (loss)/income	(47,974)	142,958	148,100	21,273
Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation adjustments	(10,424)	2,419	(1,542)	(221)
Other comprehensive (loss)/income	(10,424)	2,419	(1,542)	(221)
Comprehensive (loss)/income	(58,398)	145,377	146,558	21,052

Statements of Cash Flows
Statements of Cash Flows

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net cash generated from investing activities	571,808	13,774	32	5
Net cash used in financing activities	(571,808)	—	—	—
Effect of exchange rate changes	—	—	173	—
Net increase in cash, cash equivalents and restricted cash	—	13,774	205	5
Cash, cash equivalents and restricted cash at beginning of year	—	—	13,774	2,003
Cash, cash equivalents and restricted cash at end of year	—	13,774	13,979	2,008